Accumulated Other Comprehensive Income - Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Foreign currency translation adjustment	$ 73,590	$ 80,656	$ 124,230
Gain/(loss) on cash flow hedges	2,069	5,756	(8,103)
Accumulated other comprehensive income, net of tax	$ 75,659	$ 86,412	$ 116,127